AST BOND PORTFOLIO 2023
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 83.3%
Asset-Backed Securities — 12.6%
Automobiles — 2.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	$100,791
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	100	103,597
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29	200	204,002
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	28	28,034
			436,424
Collateralized Loan Obligations — 8.0%
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.174%(c)	07/17/28	93	92,539
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
0.954%(c)	01/17/28	108	107,817
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.175%(c)	04/24/30	250	249,945
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	01/22/31	250	249,930
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.366%(c)	10/15/28	234	234,433
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	07/20/31	250	250,000
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.409%(c)	10/13/31	246	245,743
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.034%(c)	01/18/29	226	226,393
			1,656,800
Consumer Loans — 0.1%
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	9	8,766
Series 2020-01, Class A, 144A
2.020%	01/25/29	20	20,027
			28,793
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 2.0%
American Express Credit Account Master Trust,
Series 2019-03, Class A
2.000%	04/15/25	200	$203,448
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	202,738
			406,186
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2017-AA, Class A4, 144A
2.410%	08/16/24	16	16,485
Series 2019-B, Class A2, 144A
2.070%	10/12/22	12	11,680
			28,165
Student Loans — 0.3%
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	43	44,026
SoFi Professional Loan Program Trust,
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	9	9,177
			53,203

Total Asset-Backed Securities (cost $2,593,728)			2,609,571
Commercial Mortgage-Backed Securities — 13.1%
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3
3.372%	10/10/47	54	57,123
Series 2015-P01, Class A4
3.462%	09/15/48	300	320,200
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	86	86,200
Series 2017-COR2, Class A1
2.111%	09/10/50	45	45,641
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A2
1.886%	08/10/49	9	8,964
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	300	320,246
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	218	224,699
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	46	46,292
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	265	265,075
A1

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	99	$99,186
Series 2018-C08, Class ASB
3.903%	02/15/51	340	371,671
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	25	24,738
Series 2012-C04, Class A5
2.850%	12/10/45	635	646,886
Wells Fargo Commercial Mortgage Trust,
Series 2017-C41, Class A2
2.590%	11/15/50	180	182,671

Total Commercial Mortgage-Backed Securities (cost $2,631,524)			2,699,592
Corporate Bonds — 33.7%
Agriculture — 1.7%
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	165	168,029
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	190	192,416
			360,445
Apparel — 1.6%
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22	330	333,112
Auto Manufacturers — 1.1%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	220	221,452
Banks — 9.9%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	45,972
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	210	225,312
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	95	103,230
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	204,529
JPMorgan Chase & Co.,
Sub. Notes
3.375%	05/01/23	260	271,900
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	200	215,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	$257,952
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	200	204,253
State Street Corp.,
Sr. Unsec’d. Notes
2.825%(ff)	03/30/23	130	131,618
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22(a)	395	397,843
			2,058,211
Chemicals — 1.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	70	79,508
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	155	164,411
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	15	15,311
			259,230
Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	100,134
Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	40	42,491
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	40	43,975
			86,466
Electric — 2.4%
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	55	58,603
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	140	140,700
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.625%	06/15/23	285	297,088
			496,391
Healthcare-Services — 2.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	310	316,394

A2

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	80	$88,694
			405,088
Insurance — 2.7%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	66,777
4.569%	02/01/29	222	258,043
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	156,259
3.300%	09/15/22	20	20,561
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	55	56,328
			557,968
Machinery-Diversified — 1.3%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	200	211,749
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	51,639
			263,388
Media — 1.2%
Comcast Corp.,
Gtd. Notes
3.100%	04/01/25	130	139,077
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	110	117,986
			257,063
Miscellaneous Manufacturing — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
0.550%	09/01/23	20	19,987
Oil & Gas — 1.6%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	110	114,131
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	150	152,900
Phillips 66,
Gtd. Notes
3.700%	04/06/23	65	68,076
			335,107
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24	160	$168,186
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	51	53,903
			222,089
Pipelines — 1.8%
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	65	65,041
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	300	310,678
			375,719
Retail — 0.5%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	96,898
Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25	105	116,865
Software — 0.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	78,471
Telecommunications — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	50	50,752
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.500%	04/15/25	125	134,564
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	140	141,297
			326,613

Total Corporate Bonds (cost $6,692,009)			6,970,697
Residential Mortgage-Backed Security — 0.3%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	66	68,840
(cost $66,498)
Sovereign Bonds — 2.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	216,970

A3

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Kuntarahoitus OYJ (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	$201,992

Total Sovereign Bonds (cost $399,686)			418,962
U.S. Government Agency Obligation — 0.4%
Federal National Mortgage Assoc.
2.375%	01/19/23	70	71,965
(cost $69,865)
U.S. Treasury Obligations — 21.2%
U.S. Treasury Bonds
1.375%	11/15/40	15	13,479
2.250%	05/15/41	330	343,252
2.500%	02/15/46	90	97,355
3.625%	08/15/43	15	19,254
3.625%	02/15/44	710	913,681
U.S. Treasury Notes
0.125%	03/31/23	290	289,751
0.125%	04/30/23(k)	955	953,769
0.125%	06/30/23	740	738,757
2.875%	05/15/28(k)	485	535,167
U.S. Treasury Strips Coupon
0.775%(s)	05/15/30	25	21,811
0.964%(s)	08/15/30	175	151,778
1.643%(s)	05/15/29	25	22,342
1.775%(s)	02/15/40	50	34,045
2.334%(s)	11/15/42	25	15,724
2.336%(s)	11/15/40	100	66,410
2.375%(s)	11/15/41	140	90,349
2.397%(s)	05/15/42	20	12,764
2.456%(s)	05/15/44	25	15,238
2.456%(s)	08/15/44	40	24,130
2.484%(s)	02/15/45	40	23,928

Total U.S. Treasury Obligations (cost $4,535,980)			4,382,984

Total Long-Term Investments (cost $16,989,290)			17,222,611

	Shares	Value
Short-Term Investments — 23.1%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wc)	217,607	$2,004,157
PGIM Core Ultra Short Bond Fund(wc)	2,460,258	2,460,258
PGIM Institutional Money Market Fund (cost $311,251; includes $311,250 of cash collateral for securities on loan)(b)(wc)	311,437	311,251

Total Short-Term Investments (cost $4,777,840)		4,775,666

TOTAL INVESTMENTS—106.4% (cost $21,767,130)		21,998,277

Liabilities in excess of other assets(z) — (6.4)%		(1,330,098)

Net Assets — 100.0%		$20,668,179

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Strips	Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $304,464; cash collateral of $311,250 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wc)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

AST BOND PORTFOLIO 2023 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
41	2 Year U.S. Treasury Notes	Dec. 2021	$9,022,242	$(4,533)
17	5 Year U.S. Treasury Notes	Dec. 2021	2,086,617	(10,911)
7	10 Year U.S. Treasury Notes	Dec. 2021	921,266	(10,485)
				(25,929)
Short Positions:
9	10 Year U.S. Ultra Treasury Notes	Dec. 2021	1,307,250	25,722
8	20 Year U.S. Treasury Bonds	Dec. 2021	1,273,750	33,067
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	764,250	27,901
				86,690
				$60,761
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5